                          ING Life Insurance and Annuity Company
                                                                    and its
                                     Variable Annuity Account C

                                            ING Map Plus NPSM

   Supplement dated August 20, 2007 to the Contract Prospectus, Contract Prospectus Summary
   and Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.    Effective October 1, 2007, the principal executive office of ING Life Insurance and Annuity Company, the issuer of your variable annuity contract, and ING Financial Advisers, LLC, the principal underwriter and distributor of your variable annuity contract, is changed to the following:

                                                                                  One Orange Way
                                                                           Windsor, CT 06095-4774

       Accordingly, effective October 1, 2007, all references to these executive offices in your Contract
       Prospectus, Contract Prospectus Summary, and SAI are changed to the above address.

       In addition, effective September 4, 2007, the address for sending administrative requests regarding your contract is changed to the following:

                                                                                           ING
                                         USFS Customer Service Defined Contribution Administration
                                                                                P.O. Box 990063
                                                                         Hartford, CT 06199-0063

       You should send all future administrative requests to this address. Accordingly, also effective
       September 4, 2007, all references to any different administrative address in your Contract Prospectus,
       Contract Prospectus Summary, and SAI are changed to the above address.

2.    Effective August 20, 2007, ING Davis Venture Value Portfolio will change its name to ING Davis New
       York Venture Portfolio. Accordingly, effective August 20, 2007, all references to ING Davis Venture
       Value Portfolio in the Contract Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with ING Davis New York Venture Portfolio.

3.    The following sentence is added as the second sentence in the third paragraph under the “Commission
       Payments” subsection of the “Contract Distribution” section of the Contract Prospectus and Contract
       Prospectus Summary:

              Under one such program, we may pay additional amounts to distributors in connection with the number of participant enrollments completed by a registered representative during a specified time period.

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4.    Effective July 30, 2007, the National Association of Securities Dealers, Inc. (NASD) was consolidated into the Financial Industry Regulatory Authority (FINRA). Accordingly, all references in your Contract
       Prospectus, Contract Prospectus Summary and SAI to the National Association of Securities Dealers, Inc.
       and NASD are deleted and replaced with the Financial Industry Regulatory Authority and FINRA, respectively.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC
(Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement.
These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

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